Commitments & Contingencies	12 Months Ended
Dec. 31, 2025
Commitments & Contingencies [Abstract]
COMMITMENTS & CONTINGENCIES

NOTE 9 — COMMITMENTS & CONTINGENCIES

Registration and Stockholder Rights

The holders of the Founder Shares (including the Class B common stock converted to Class A common stock), Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) will be entitled to registration rights pursuant to a registration and stockholder rights agreement signed in relation to the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of an initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company paid an underwriting discount of $0.20 per unit, or $4.6 million in the aggregate in relation to the Initial Public Officer, with an additional fee of $0.35 per unit, or $8,050,000 in the aggregate. Subsequently, the underwriters agreed to a partial waiver of its deferred underwriting commission upon the Company’s closing of its Business Combination totaling $6,300,000. The deferred fee became payable to the underwriters upon the Company completing a Business Combination. At December 31, 2025 and 2024, the Company reported $0 and $8,050,000 on the consolidated balance sheets.

The Company accounted for the 20,900,000 warrants issued in connection with the Initial Public Offering (the 11,500,000 Public Warrants and the 9,400,000 Private Placement Warrants) in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability. Accordingly, the Company classified each warrant as a liability at its fair value. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s consolidated statements of operations. Upon closing of the Company’s Business Combination, the Company’s Public Warrants were reclassified from a liability to equity.

Warrants — Public Warrants may only be exercised for a whole number of shares. No fractional Public Warrants will be issued upon separation of the Units and only whole Public Warrants trade. The Public Warrants will become exercisable 30 days after the completion of a Business Combination; provided that the Company has an effective registration statement under the Securities Act covering the Class A common stock issuable upon exercise of the Public Warrants and a current prospectus relating to them is available and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder (or the Company permit holders to exercise their warrants on a cashless basis under certain circumstances). The Company has agreed that as soon as practicable, but in no event later than 20 business days after the closing of an initial Business Combination, the Company will use commercially reasonable efforts to file with the SEC and have an effective registration statement covering the shares of Class A common stock issuable upon exercise of the warrants and to maintain a current prospectus relating to those Class A common stock until the warrants expire or are redeemed, as specified in the warrant agreement.

If a registration statement covering the shares of Class A common stock issuable upon exercise of the warrants is not effective by the 60th day after the closing of an initial Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company will have failed to maintain an effective registration statement, exercise warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act or another exemption. Notwithstanding the above, if the Class A common stock are at the time of any exercise of a warrant not listed on a national securities exchange such that they satisfy the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement, and in the event the Company does not so elect, it will use commercially reasonable efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.

Investment Banking Advisory Agreement

The Company has entered into an investment banking advisory services agreement in August of 2024 pursuant to which fees will be paid upon the closing of an acquisition during the term of the agreement through 12 months after the termination of the agreement. The Company is contracted to pay, upon consummation of the Business Combination, a cash acquisition fee equal to $1,750,000. The Company incurred this expense upon Closing of its Business Combination and reported a payable on the consolidated balance sheet as at December 31, 2025.